Business Combinations - Summarizes Major Classes of Consideration Transferred, and Recognized Amounts of Fair Value of Identifiable Assets Distributed and Fair Value of Liabilities Incurred or Assumed at Acquisition Date (Parenthetical) (Detail) (EUR €)
	0 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Currency conversion rate USD/EUR	1.3043
Right to receive ordinary shares	36,479,109
Ordinary Shares, opening price	€ 83.94
Acquisition date		May 30, 2013
Ordinary Shares to be Issued [Member]
Business Acquisition [Line Items]
Right to receive ordinary shares		14,533